Stockholders' equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Details of Common Shares Reserved
As of June 30, 2025 and December 31, 2024, the Company has the following number of common shares reserved (in thousands):

Table 15.1. Details of Common Shares Reserved
	June 30, 2025	December 31, 2024
Conversion of Series A redeemable convertible preferred stock	—	33,621
Conversion of Series B redeemable convertible preferred stock	—	17,586
Conversion of Series C redeemable convertible preferred stock	—	18,445
Conversion of Series D redeemable convertible preferred stock	—	23,203
Conversion of Series E redeemable convertible preferred stock	—	37,391
Conversion of Series F redeemable convertible preferred stock	—	9,516
Common stock issuable in connection with business combinations	2,015	548
Common stock issuable under stock award plan	37,518	42,694
Common stock available for future issuance under stock award plan	31,105	9,649

Total	70,638	192,653

As of December 31, 2024 and 2023, the Company has the following number of common shares reserved (in thousands):
Table 16. Details of Common Shares Reserved

	December 31, 2024	December 31, 2023
Conversion of Series A redeemable convertible preferred stock	33,621	33,621
Conversion of Series B redeemable convertible preferred stock	17,586	17,586
Conversion of Series C redeemable convertible preferred stock	18,445	18,445
Conversion of Series D redeemable convertible preferred stock	23,203	23,203
Conversion of Series E redeemable convertible preferred stock	37,391	36,867
Conversion of Series F redeemable convertible preferred stock	9,516	9,516
Common stock issuable in connection with business combinations	548	2,036
Common stock issuable under stock award plan	42,694	35,353
Common stock available for future issuance under stock award plan	9,649	763

Total	192,653	177,390